Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 5,136		₨ 5,616	₨ 3,451
Exchange fluctuation on foreign currency borrowings, net	2,192		1,759	2,379
Total	₨ 7,328	$ 97	₨ 7,375	₨ 5,830